Stockholders' Equity (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Stockholder's Equity (Textual)
Preferred stock, voting rights		Each share of our Super Voting Preferred votes as 2,000 shares of common stock.		Each share of Preferred Stock is entitled 2,000 votes of common stock held at the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company or action by written consent in lieu of meetings with respect to any and all matters presented to the stockholders of the Company.
Basic and diluted weighted average shares computations	117,000	13,000	200,000	300,000	4,800,000
Proceeds from common stock issuances		$ 2,000,000			$ 2,086,095
Common Stock [Member]
Stockholder's Equity (Textual)
Issuance of shares					11,424,906
Sale of stock, number of shares issued in transaction				1,600,000
Basic and diluted weighted average shares computations				1,600,000
Sale of stock, description of transaction				(c) the issuance of a stock award pursuant to a consulting agreement valued at $95,000 or $0.19 per share, and (d) the payment of bonus incentive for $100,000 or $0.09 per share
Proceeds from common stock issuances				$ 294,000
Stock options exercised, per share				$ 0.15
Common Stock [Member] | Investor [Member]
Stockholder's Equity (Textual)
Proceeds from common stock issuances				$ 6,000
Sale of stock				$ 0.10